Share-based compensation plan	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of share-based payment arrangements [text block]
26 SHARE-BASED COMPENSATION PLAN
The Company has long-term share-based remuneration plans: (i) Phantom stock option plan (“PS”), settled in cash; and (ii) Performance Share Plan, settled in shares.
The characteristics and measurement method of each plan were disclosed in the annual financial statements for the year ended December 31, 2025 (Note 22), which did not change during the six-month period ended June 30, 2026.
26.1 Phantom shares plan
The roll-forward arrangements are set out below:

		Number of shares
Year of grant	Fair value on grant date	31/12/2025	Shares granted	Cancelled	Exercised (1)	30/06/2026	Available for completion	Year of vesting
								2026	2027	2028	2029
2021	R$64.12	7,735	168		(7,903)
2022	R$54.20	480,184	10,447	(221)	(353,216)	137,194	65,308	47,391	24,495
2023	R$48.81	2,695,561	58,994	(37,419)	(704,374)	2,012,762		1,764,426	248,336
2024	R$56.58	2,459,390	53,332	(114,998)	(22,826)	2,374,898			2,208,659	166,239
2025	R$59.65	3,410,537	148,358	(143,709)	(26,235)	3,388,951				3,388,951
2026	R$51.58		2,700,208	(23,003)	(6,135)	2,671,070					2,671,070
Number of stock options		9,053,407	2,971,507	(319,350)	(1,120,689)	10,584,875	65,308	1,811,817	2,481,490	3,555,190	2,671,070

Book value		332,322	39,673	(7,891)	(59,183)	304,921
Book value of the previous year		361,974	209,842	(17,843)	(221,651)	332,322
(1)The average price of the share options exercised and exercised due to termination of employment from April 1 to June 30, 2026 was R$47.79.
26.2 Restricted shares plan
The position is set forth below:

		Number of stock options
Year of grant	Fair value on grant date	31/12/2025	Shares granted	Exercised/Cancelled	30/06/2026	Year of vesting
						2027	2028	2029	2030	2031
2023	R$50.51	277,249	6,033	(283,282)
2024	R$56.09	2,331,602	50,731	(232,651)	2,149,682	440,715		1,708,967
2025	R$60.47	467,265	10,166		477,431		235,794		241,637
2026	R$51.09		465,844		465,844			273,277		192,567
Number of stock options		3,076,116	532,774	(515,933)	3,092,957	440,715	235,794	1,982,244	241,637	192,567

Book value		80,742	23,159	(27,031)	76,870
Book value of the previous year		60,226	45,642	(25,126)	80,742